Schedule of investments
Nomura VIP Pathfinder Moderately Conservative Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 91.95%<<
Alternative / Specialty Fund — 3.53%
Nomura VIP Science and Technology Series – Standard Class	110,003	$ 3,622,399
		3,622,399
Fixed Income Funds — 40.87%
Nomura VIP Corporate Bond Series – Service Class	5,786,190	27,021,506
Nomura VIP High Income Series – Standard Class	364,430	1,056,846
Nomura VIP Limited-Term Bond Series – Service Class	2,933,539	13,846,305
		41,924,657
Global / International Equity Fund — 12.85%
Nomura VIP International Core Equity Series – Standard Class	730,105	13,185,705
		13,185,705
US Equity Funds — 34.70%
Nomura VIP Core Equity Series – Service Class	1,369,373	18,185,269
Nomura VIP Growth and Income Series – Standard Class	268,325	10,773,267
Nomura VIP Smid Cap Core Series – Service Class	299,282	4,091,184
Nomura VIP Value Series – Service Class	557,794	2,543,541
		35,593,261
Total Affiliated Mutual Funds (cost $102,655,782)		94,326,022

Affiliated Exchange-Traded Funds — 7.84%<<
Nomura Focused International Core ETF	54,963	1,329,813
Nomura Focused Large Growth ETF	205,812	5,272,327
Nomura Transformational Technologies ETF	63,512	1,442,466
Total Affiliated Exchange-Traded Funds (cost $9,044,579)		8,044,606

Short-Term Investments — 0.24%
Money Market Mutual Funds — 0.24%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	62,621	62,621
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	62,621	62,621
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	62,621	62,621
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	62,621	62,621
Total Short-Term Investments (cost $250,484)		250,484

Total Value of Securities—100.03% (cost $111,950,845)		102,621,112
Liabilities Net of Receivables and Other Assets—(0.03%)		(34,439)
Net Assets Applicable to 22,795,746 Shares Outstanding — 100.00%		$102,586,673
<<	Affiliated company.
Summary of abbreviations:
ETF – Exchange-Traded Fund
NQ- IV049 [0326] 0526 (5459540)    1